Vessels, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Annual growth rate of time charter rates	1.70%
Expected rate of inflation	1.00%
Expected fleet utilisation rate	90.00%
Impairment loss	$ 0	$ 0	$ 0
Time Period Considered	The Company used the historical ten-year blended average one-year time charter rates.
Supramax
Disclosure of detailed information about property, plant and equipment [line items]
Vessel capacity	50,000
Panamax
Disclosure of detailed information about property, plant and equipment [line items]
Vessel capacity	70,000